Technology and content expense	6 Months Ended
Jun. 30, 2024
Technology and content expense
Technology and content expense
24 Technology and content expense
Technology and content expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Staff Costs	4,660	3,112	9,828	6,961
Technology license and maintenance expenses	6,035	5,610	12,050	10,870
Technology and content expense	10,695	8,722	21,878	17,831
Technology and content expense decreased by 18.5% from USD21,878 thousand in the six months ended June 30, 2023 to USD17,831 thousand in the six months ended June 30, 2024, driven by savings achieved through better management of hosting infrastructure, operational tools, and reductions in overhead.